FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2025
FAIR VALUE OF FINANCIAL INSTRUMENTS
Summary of the significant unobservable inputs in fair value measurement of Level 3 financial assets and liabilities

Fair value at
September 30, 2025
Liabilities:
Common Warrants	$20.00
Series A Warrants	$—
Series A Warrants - modified	$10.00
Private Common Warrants	$340.00

	Series A	Private	Series A
	Common	Series A	Warrants –	Common
	Warrants	Warrants	modified	Warrants
Stock price	$3.88	$3.88	$3.88	$3.88
Exercise price	$9,135	$60,000	$9,135	$9,135
Dividend yield	0%	0%	0%	0%
Selected Volatility	172.50%	190.00%	172.50%	170.00%
Risk free rate	3.61%	3.61%	3.61%	3.65%
Fundamental transaction probability (significant unobservable input)	80.00%	80.00%	80.00%	80.00%
Fundamental transaction Black Scholes Volatility	227.30%	100.00%	227.30%	227.30%
Fundamental transaction timing (significant unobservable input)	09/30/2027	09/30/2027	09/30/2027	09/30/2027

Summary of change in fair value of warrants

			Series A	Private
	Common	Series A	Warrants-	Common
	Warrants	Warrants	modified	Warrants	Totals
Fair value at October 1, 2024	$27,000	$15,000	$16,000	$262,000	$320,000
Change in fair value	(26,980)	(15,000)	(15,990)	(261,660)	(319,630)
Fair Value at September 30, 2025	$20	$—	$10	$340	$370